UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    9/30/13

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2013

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Macro Performance Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders,

We are pleased to present you with the GL Macro Performance Fund Annual Report. For the period ended September 30, 2013 (the “Reporting Period”), the GL Macro Performance Fund total return was    -0.46%, compared with the benchmark (consisting of 1/3rd the return of each of the S&P 500 Index, the Barclays Aggregate Bond Index and Bank of America US Treasury Index) return of 3.12%, which was primarily due to a rally in the equity markets when the Fund was positioned defensively in the securities.

During the Reporting Period, the Fund benefitted from private investments in strongly rated multinational companies that provide a yield substantially above that of other market products. The investments are short term in nature and expire after approximately one year.

Conversely, the Fund’s losing positions were mainly concentrated in the equity and commodity spaces. Over the course of the period, the Fund was generally positioned defensively with respect to the equity market, either running flat or net short positions1. Over the same time period, the equity markets rallied and as such these positions sustained losses. At the same time, the Fund initiated certain relative value spread trades2 in commodities which also sustained small losses over the period.

Thank you for being a GL Macro Performance Fund shareholder.

Sincerely,

Daniel Thibeault

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2014, to ensure that the net annual Fund operating expenses will not exceed 1.75%, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated December 10, 2012, including fees paid to underlying funds, are 1.82%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7930.

1 Definition of 'Short (or Short Position):  The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

2  Relative value spread trade:  The underlying principle for all relative value strategies is spread trading. By establishing long positions in undervalued assets and short positions in overvalued assets, relative value managers aim to capture profit opportunities that arise from the changing price relationship between the securities concerned.

2877-NLD-11/15/2013

GL Macro Performance Fund

Performance of a $10,000 Investment (Unaudited)

Since Inception Through September 30, 2013*

The Fund’s performance figures* for the period ended September 30, 2013, compared to its benchmarks:

Since Inception*
GL Macro Performance Fund	(0.46)%
S&P 500 Index	21.82%
Barclays Aggregate Bond Index	(1.99)%
BofA Merrill Lynch U. S. Treasury Bill Index	0.08%

________________

* Commencement of operations was December 28, 2012.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Barclays Capital Aggregate Bond Index is a broad base index, maintained by Barclays Capital and is often used to represent investment grade bonds being traded in United States. Investors cannot invest directly in an index or benchmark.

The BofA Merrill Lynch U. S. Treasury Bill Index is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3- year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2014, to ensure that the net annual Fund operating expenses will not exceed 1.75%, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated December 10, 2012, including fees paid to underlying funds, are 1.82%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7930.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013
Shares				Value

	COMMON STOCK - 1.38%
	ELECTRIC - 0.59%
600	RWE Aktiengesellschaf- SP - ADR			$ 20,321

	INVESTMENT COMPANIES - 0.15%
500	Fifth Street Finance Corp			5,145

	MISCELLANEOUS MANUFACTURING - 0.21%
1,000	Orkla ASA - ADR			7,340

	REITS - 0.43%
2,000	MFA Financial, Inc.			14,900

	TOTAL COMMON STOCK			47,706
	(Cost - $49,008)

	CLOSED END FIXED INCOME FUNDS - 6.05%
100	Aberdeen Asia-Pacific Income Fund			606
2,500	AllianceBernstein Income Fund			17,600
750	American Strategic Income Portfolio			7,342
770	BlackRock Income Trust			5,136
2,500	Federated Enhanced Treasury Income Fund			32,150
2,000	John Hancock Income Securities Trust			28,240
7,500	Managed High Yield Plus Fund			15,000
6,000	MFS Government Markets Income Trust			34,020
7,000	MFS Intermediate Income Trust			37,170
600	Nuveen Diversified Currency Opportunities Fund			6,288
300	Nuveen Global Income Opportunities Fund			3,519
500	Wells Fargo Advantage Multi-Sector Income Fund			7,070
500	Western Asset Global Corporate Defined Opportunity Fund			8,895
500	Western Asset Worldwide Income Fund			6,285
	TOTAL CLOSED END FIXED INCOME FUNDS			209,321
	(Cost - $207,771)

	EXCHANGE TRADED FUND - 0.07%
	EQUITY FUND - 0.07%
100	Market Vectors Gold Miners ETF			2,506
	TOTAL EXCHANGE TRADED FUND
	(Cost - $3,231)

	PREFERRED STOCK - 0.68%	Dividend Rate (%)
	REITS - 0.68%
1,000	Annaly Capital Management, Inc	7.5000		23,450
	TOTAL PREFERRED STOCK
	(Cost - $23,275)

See accompanying notes to financial statements.
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013
Principal		Coupon Rate (%)	Maturity	Value

	PRIVATE PLACEMENT - 14.11%
$ 212,845	LAOH Capital LLC - Promissory Note #	76.2300	3/14/2014	$ 212,845
275,000	LAOH2 Capital LLC - Promissory Note #	29.5600	6/4/2014	275,000
	TOTAL PRIVATE PLACEMENT			487,845
	(Cost - $487,845)
Contracts **
	OPTIONS AND OPTIONS ON FUTURES PURCHASED - 1.41%
	CALL OPTIONS PURCHASED - 0.14%
50	Annaly Capital Management, Inc			1,950
	Expiration January 2014, Exercise Price $12.00
2	FTSE 100 Index			348
	Expiration December 2013, Exercise Price GBP 70
20	VistaPrint NV			500
	Expiration October 2013, Exercise Price $65
25	VistaPrint NV			750
	Expiration January 2014, Exercise Price $75
10	Western Union Co.			1,250
	Expiration January 2014, Exercise Price $18
	TOTAL CALL OPTIONS PURCHASED			4,798
	(Cost - $14,291)

	PUT OPTIONS PURCHASED - 0.50%
15	iShares Russell 2000 Growth ETF			1,500
	Expiration November 2013, Exercise Price $116
20	Tesla Motors, Inc.			3,260
	Expiration October 2013, Exercise Price $165
45	Western Union Co.			4,275
	Expiration January 2015, Exercise Price $15
150	Western Union Co.			8,250
	Expiration January 2015, Exercise Price $13
	TOTAL PUT OPTIONS PURCHASED			17,285
	(Cost - $29,046)

	CALL OPTIONS ON FUTURES PURCHASED - 0.24%
32	Crude Oil Future			6,080
	Expiration December 2013, Exercise Price $115
5	Natural Gas Future			250
	Expiration November 2013, Exercise Price $4.20
3	S & P 500 Index Future			1,950
	Expiration December 2013, Exercise Price $1,750
	TOTAL CALL OPTIONS ON FUTURES PURCHASED			8,280
	(Cost - $13,659)

	PUT OPTIONS ON FUTURES PURCHASED - 0.53%
45	Crude Oil Future			18,450
	Expiration January 2014, Exercise Price $85
	TOTAL PUT OPTIONS ON FUTURES PURCHASED			18,450
	(Cost - $19,616)

	TOTAL OPTIONS AND OPTIONS ON FUTURES PURCHASED			48,813
	(Cost - $76,612)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013
Shares		Value

	SHORT-TERM INVESTMENT - 74.91%
	MONEY MARKET FUND - 74.91%
2,590,902	Fidelity Institutional Money Market Fund, 0.01% + ***	$ 2,590,902
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,590,902)

	TOTAL INVESTMENTS - 98.61%	$ 3,410,543
	(Cost - $3,438,644) (a)
	OTHER ASSETS LESS LIABILITIES - 1.39%	48,211
	NET ASSETS - 100.00%	$ 3,458,754

	SECURITIES SOLD SHORT - (22.40) %
	COMMON STOCK SOLD SHORT - (13.69) %
	AUTO MANUFACTURERS - (0.84) %
150	Tesla Motors, Inc. ^	29,013

	COMMERCIAL SERVICES - (7.63) %
100	Alliance Data Systems Corp.	21,147
6,500	H&R Block, Inc. ^	173,290
200	Morningstar, Inc.	15,852
700	VistaPrint NV ^	39,564
750	Western Union Co ^	13,995
		263,848
	DIVERSIFIED FINANCIAL SERVICES - (1.42) %
500	Ameriprise Financial, Inc.	45,540
300	WisdomTree Investments, Inc.	3,483
		49,023
	ENTERTAINMENT - (0.63) %
300	Bally Technologies, Inc.	21,618

	FOOD - (0.50) %
1,000	Koninklijke Ahold NV	17,330

	MACHINERY-DIVERSIFIED - (0.58) %
280	Duerr AG	20,574

	MISCELLANEOUS MANUFACTURING - (0.48) %
1,500	Smith & Wesson Holding Corp	16,485

	REITS - (1.61) %
1,000	American Capital Mortgage Investment Corp.	19,760
3,000	iStar Financial, Inc.	36,120
		55,880

	TOTAL COMMON STOCK SOLD SHORT	473,771
	(Proceeds - $454,793)

	CLOSED END FIXED INCOME FUND SOLD SHORT - (0.49) %
1,000	Pioneer High Income Trust	16,960
	TOTAL CLOSED END FIXED INCOME FUND SOLD SHORT

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013
Shares				Value

	EXCHANGE TRADED FUNDS SOLD SHORT - (3.85) %
	EQUITY FUND - (3.85) %
2,000	iShares MSCI France ETF			$ 53,760
175	iShares Russell 2000 Growth ETF ^			22,022
500	Vanguard Small-Cap Growth ETF			57,230
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT			133,012
	(Proceeds - $115,147)

Principal		Coupon Rate (%)	Maturity
	FOREIGN GOVERNMENT BOND SOLD SHORT - (4.37) %
$ 113,000	Republic of Slovenija	2.7500	3/17/2015	151,022
	TOTAL FOREIGN GOVERNMENT BOND SOLD SHORT
	(Proceeds - $147,338)

	TOTAL SECURITIES SOLD SHORT			774,765
	(Proceeds - $733,772)

	OPTIONS AND OPTIONS ON FUTURES WRITTEN - (7.91) %
Contracts **	CALL OPTIONS WRITTEN - (0.64) %
20	Annaly Capital Management, Inc.			460
	Expiration November 2013, Exercise Price $12
2	Conn's Inc.			1,120
	Expiration October 2013, Exercise Price $45
2	FTSE 100 Index			32
	Expiration December 2013, Exercise Price GBP 74
8	Netflix, Inc.			9,640
	Expiration December 2013, Exercise Price $355
4	Netflix, Inc.			6,156
	Expiration December 2013, Exercise Price $345
16	VistaPrint Ltd			2,680
	Expiration January 2014, Exercise Price $62.50
9	VistaPrint Ltd			2,160
	Expiration January 2014, Exercise Price $60
	TOTAL CALL OPTIONS WRITTEN			22,248
	(Premiums - $12,243)

	PUT OPTIONS WRITTEN - (0.17) %
5	Ameriprise Financial, Inc.			1,200
	Expiration December 2013, Exercise Price $85
25	Annaly Mortgage Management			2,775
	Expiration January 2014, Exercise Price $12
20	Block H&R, Inc.			1,200
	Expiration October 2013, Exercise Price $27
25	Block H&R, Inc.			625
	Expiration October 2013, Exercise Price $26
	TOTAL PUT OPTIONS WRITTEN			5,800
	(Premiums - $4,501)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013
Contracts **		Value

	CALL OPTIONS ON FUTURES WRITTEN - (2.22) %
25	Crude Oil Future	$ 70,250
	Expiration December 2013, Exercise Price $102.50
3	Japanese Yen Future	6,263
	Expiration December 2013, Exercise Price $102.50
5	Natural Gas Future	100
	Expiration November 2013, Exercise Price $4.40
	TOTAL CALL OPTIONS ON FUTURES WRITTEN	76,613
	(Premiums - $80,600)

	PUT OPTIONS ON FUTURES WRITTEN - (4.88) %
40	Crude Oil Future	162,000
	Expiration January 2014, Exercise Price $101.50
2	Crude Oil Future	6,940
	Expiration November 2013, Exercise Price $105.00
	TOTAL PUT OPTIONS ON FUTURES WRITTEN	168,940
	(Premiums - $163,108)

	TOTAL OPTIONS AND OPTIONS ON FUTURES WRITTEN	273,601
	(Premiums - $260,452)
		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG - (3.13) %	(Depreciation)
2	3 YR AUD Government Bond Future December 2013	$ 1,257
	(Underlying Face Amount at Value $584,200)
3	CBOE VIX Future December 2013	(11,550)
	(Underlying Face Amount at Value $52,050)
1	Mid-Term Euro-OAT Future December 2013	2,477
	(Underlying Face Amount at Value $123,400)
2	WTI Crude Future November 2013	(1,220)
	(Underlying Face Amount at Value $204,660)
35	WTI Crude Future May 2014	820
	(Underlying Face Amount at Value $3,404,450)
70	WTI Crude Future March 2014	(100,050)
	(Underlying Face Amount at Value $6,939,100)
	TOTAL OPEN FUTURES CONTRACTS LONG	(108,266)

	OPEN FUTURES CONTRACTS SHORT - 1.39%
1	Short Term Euro-BTP Futures December 2013	(555)
	(Underlying Face Amount at Value $108,210)
4	Spanish 10 year December 2013	(9,569)
	(Underlying Face Amount at Value $450,320)
35	WTI Crude Future April 2014	(50)
	(Underlying Face Amount at Value $3,434,900)
72	WTI Crude Future February 2014	58,140
	(Underlying Face Amount at Value $7,211,520)
	TOTAL OPEN FUTURES CONTRACTS SHORT	47,966

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS	$ (60,300)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $487,845 or 14.11% of net assets. Note 6.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock or I future contract.
+ Interest rate reflects seven-day effective yield on September 30, 2013.
*** Segregated as collateral for futures, written options, and securitites sold short.
* Non-Income producing security.
^ Short position is subject to call/put options.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options and options on futures written is $2,451,436 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation		$ 3,317
Unrealized depreciation		(92,576)
Net unrealized depreciation		$ (89,259)

Portfolio Composition as of September 30, 2013
	Percent of
	Net Assets
Short-Term Investment	74.91%
Private Placement	14.11%
Closed End Funds	6.05%
Options and Options on Futures Purchased	1.41%
Common Stock	1.38%
Preferred Stock	0.68%
Exchange Traded Fund	0.07%
Other Assets Less Liabilities	1.39%
Net Assets	100.00%

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

Assets:
Investments in Securities at Value (Identified cost $3,438,644)	$ 3,410,543
Cash	20,300
Foreign Cash (Identified cost $186,403)	190,647
Due from Investment Adviser	41,308
Dividends and Interest Receivable	57,538
Deposits with Brokers	1,238,234
Receivable for Securities Sold	18,697
Prepaid Expenses and Other Assets	8,359
Total Assets	4,985,626

Liabilities:
Options and Options on Futures Written (Premiums $260,452)	273,601
Securities Sold Short (Proceeds $733,772)	774,765
Due to Broker - Variation Margin	60,300
Payable for Securities Purchased	361,869
Payable for Dividends and Interest on Short Positions	6,115
Payable to Affiliates	8,777
Distribution (12b-1) Fees payable	724
Income Tax Payable	13,117
Accrued Expenses and Other Liabilities	27,604
Total Liabilities	1,526,872

Net Assets (Unlimited shares of no par value beneficial interest	$ 3,458,754
authorized; 349,958 shares of beneficial interest outstanding)

Net Asset Value, Offering & Redemption Price Per Share *
($3,458,754/349,958 shares of beneficial interest outstanding)	$ 9.88

Composition of Net Assets:
At September 30, 2013, Net Assets consisted of:
Paid-in-Capital	$ 3,506,658
Accumulated Net Investment Income	30,973
Accumulated Net Realized Gain from Investments, Securities Sold Short,
Options and Options on Futures Written, Futures Contracts
and Foreign Currency Transactions	59,422
Net Unrealized Depreciation of Investments, Securities Sold Short,
Options and Options on Futures Written, Futures Contracts
and Foreign Currency Translations	(138,299)
Net Assets	$ 3,458,754
____
* The Fund charges a fee of 2% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2013 *

Investment Income:
Dividend Income	$ 3,131
Interest Income	84,276
Total Investment Income	87,407

Expenses:
Administration Fees	33,288
Legal Fees	32,793
Fund Accounting Fees	19,972
Trustees' Fees	16,313
Transfer Agent Fees	16,276
Audit Fees	16,000
Investment Advisory Fees	14,349
Income Tax Expense	13,117
Chief Compliance Officer Fees	10,426
Printing Expense	10,410
Custody Fees	5,554
Dividends and Interest Paid on Securities Sold Short	7,840
Distribution (12b-1) fees	3,587
Margin Interest	3,355
Registration & Filing Fees	2,651
Miscellaneous Expenses	1,480
Insurance Expense	520
Total Expenses	207,931
Less: Fee Waived/Expenses Reimbursed by Adviser	(171,465)
Net Expenses	36,466
Net Investment Income	50,941

Realized and Unrealized Gain (Loss) on Investments, Securities
Sold Short, Options and Options on Futures Written,
Futures Contracts and Foreign Currency Transactions
Distributions of realized gains from underlying investment companies	25
Net Realized Gain (Loss) on:
Investments	(12,423)
Securities Sold Short	(22,186)
Options and Options on Futures Written	41,744
Futures Contracts	52,928
Foreign Currency Transactions	1,500
Total Net Realized Gain	61,588

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(28,101)
Securities Sold Short	(40,993)
Options and Options on Futures Written	(13,149)
Futures Contracts	(60,300)
Foreign Currency Translations	4,244
Total Net Change in Unrealized Depreciation	(138,299)

Net Realized and Unrealized Loss on Investments Securities
Sold Short, Options and Options on Futures Written,
Futures Contracts and Foreign Currency Transactions	(76,711)

Net Decrease in Net Assets Resulting From Operations	$ (25,770)
____
* The Fund commenced operations on December 28, 2012.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
September 30, 2013*
Operations:
Net Investment Income	$ 50,941
Net realized gain from investments, securities sold short, options and
options on futures written, futures contracts, and foreign currency transactions	61,588
Net change in unrealized depreciation of investments, securities sold short, options and options on futures written, futures contracts, and
foreign currency translations	(138,299)
Net Decrease in Net Assets Resulting From Operations	(25,770)

Distributions to Shareholders From:
Net investment income ($0.08 per share)	(22,134)

Capital Share Transactions:
Proceeds from Shares Issued (402,973 shares)	4,026,965
Distributions Reinvested (2,209 shares)	22,134
Cost of Shares Redeemed (55,224 shares)	(551,319)
Redemption Fees	8,878
Total Capital Share Transactions	3,506,658

Total Increase in Net Assets	3,458,754

Net Assets:
Beginning of Period	-
End of Period +	$ 3,458,754

+ Includes accumulated net investment income of:	$ 30,973
____
* The Fund commenced operations on December 28, 2012.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF CASH FLOWS

For the Period from December 28, 2012 (commencement of operations) to September 30, 2013

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (25,770)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long investments	(2,571,424)
Proceeds from sales of long investments	1,710,746
Net purchase of short-term securities	(2,590,902)
Purchases of securities sold short and written options	(1,951,993)
Proceeds from securities sold short and written options	2,966,489
Net realized gain from investments, securities sold short and options written	(7,135)
Net unrealized (appreciation)/depreciation from investments, securities sold short,
options written and foreign currency translations	77,999
Net purchase of foreign Cash	(186,403)
Net Accretion of Discounts	(201)

Changes in assets and liabilities
(Increase)/Decrease in assets:

Due from Investment Adviser	(41,308)
Dividends and Interest Receivable	(57,538)
Deposits with Brokers	(1,238,234)
Recievable for Securities Sold	(18,697)
Prepaid Expenses and Other Assets	(8,359)
Increase/(Decrease) in liabilities:
Payable to Affiliates	8,777
Due to broker - Variation Margin	60,300
Payable for Securities Purchase	361,869
Payable for Dividends and Interst on Short Positions	6,115
Income Tax Payable	13,117
Accrued Distribution Fees	724
Accrued Expenses and Other Liabilities	27,604
Net cash used in operating activities	(3,464,224)

Cash flows from financing activities:
Proceeds from shares sold	4,026,965
Payment on shares redeemed	(551,319)
Redemption Fees	8,878
Net cash provided by financing activities	3,484,524

Net increase in cash	20,300
Cash at beginning of period	-
Cash at end of period	$ 20,300

Supplemental disclosure of cash and non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$ 22,134

Interest and dividends paid	$ 5,080

See accompanying notes to financial statements.

GL Macro Performance Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the
Period Ended
September 30, 2013 (1)

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment income (2)	0.27
Net loss from investments
(both realized and unrealized)	(0.36)
Total from operations	(0.09)

Less Distributions:
From net investment income	(0.08)
Total Distributions	(0.08)

Paid in capital from redemptions fees (2)	0.05

Net Asset Value, End of Period	$ 9.88

Total Return (3)	(0.46)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,459

Ratio of expenses to average net assets:
Before reimbursement (4)(6)	14.43%
Net of reimbursement (4)(6)	2.53%

Ratio of expenses to average net assets (net of
dividend and interest expense):
Before reimbursement (4)(6)	13.66%
Net of reimbursement (4)(6)	1.75%
Ratio of net investment income to average net assets: (4)(6)(7)	3.54%

Portfolio turnover rate (5)	685%
__________
(1) The Fund commenced operations on December 28, 2012.
(2) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(4) Annualized for periods of less than one year.
(5) Not Annualized.
(6) Does not include the expenses of the investment companies in which the Fund invests.
(7) The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The GL Macro Performance Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than the broad equity or fixed income markets. The Fund commenced operations on December 28, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open‐ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed‐end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Fair Value Team and Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in promissory notes which are not publicly traded and for which the Valuation Committee has established a methodology for fair value.  Based on their short-term duration and the credit history of the issuer, the Valuation Committee values the promissory notes at par.  The Valuation Committee meets on a regular basis to review the valuation methodology.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 47,706	$ -	$ -	$ 47,706
Closed End Fixed Income Funds	209,321	-	-	209,321
Exchange Traded Fund	2,506	-	-	2,506
Preferred Stock	23,450	-	-	23,450
Private Placement	-	-	487,845	487,845
Options and Future Options Purchased	33,538	15,275	-	48,813
Short-Term Investment	2,590,902	-	-	2,590,902
Total	$ 2,907,423	$ 15,275	$ 487,845	$ 3,410,543
Liabilities *
Common Stock Sold Short	$ 473,771	$ -	$ -	$ 473,771
Closed End Fixed Income Fund Sold Short	16,960	-	-	16,960
Exchange Traded Funds Sold Short	133,012	-	-	133,012
Foreign Government Bonds Sold Short	-	151,022	-	151,022
Options and Future Options Written	268,761	4,840	-	273,601
Futures Contracts **	60,300	-	-	60,300
Total	$ 952,804	$ 155,862	$ -	$ 1,108,666

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

** Includes cumulative net unrealized loss on futures contracts open at September 30 2013.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Placement
Beginning Balance	$ -
Total realized gain (loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Cost of Purchases	743,904
Proceeds from Sales	(256,059)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 487,845

There is no change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2013.

The following table summarizes the valuation techniques used unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
Private Placements	$ 487,845	Credit Rating Review & Days to Maturity	Yield Impact	29.56% - 76.23%	49.92%

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield Impact	Decrease	Increase

Option Transactions – The Fund is subject to equity price risk, commodity price risk, interest rate risk and currency rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at 11:00am Eastern Standard Time. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund sincefutures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Commodity Risk – Investing in the commodities markets through futures, ETFs or ETNs will subject the Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked instruments will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of its investment in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.  Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral for short sales.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of September 30, 2013:

	Asset Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Options Purchased	Investments in securities at Value	$ 22,083
Options on Futures Purchased	Investments in securities at Value	1,950

Commodity contracts:
Options on Futures Purchased	Investments in securities at Value	24,780
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	58,960	*

Interest rate contracts:
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	3,734	*

		$ 111,507

	Liability Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Options Written	Options and Options on Futures Written	$ (28,048)
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	(11,550)

Commodity contracts:
Options on Futures Written	Options and Options on Futures Written	(239,290)
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	(101,321)

Interest rate contracts:
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	(10,123)

Foreign exchange contracts:
Options on Futures Written	Options and Options on Futures Written	(6,263)

		$ (396,595)

* Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolio of Investments

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

The effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2013:

Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	$ (1,632)	$ (46,315)
and options on futures written, and futures contracts

Commodity contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	69,731	(47,723)
and options on futures written, and futures contracts

Interest rate contracts	Net realized gain (loss) from investments, options and options
	on futures written, and futures contracts. Net change in	13,321	(6,389)
unrealized appreciation (depreciation) from investments, options and options on futures written, and futures contracts

Foreign currency contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	(5,601)	(821)
and options on futures written, and futures contracts

Total		$ 75,819	$ (101,248)

The derivative instruments outstanding as of September 30, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Tax - For the period ended September 30, 2013, the Fund did not qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, because it did not meet the gross income test.  Accordingly, the Fund will file as a "C" corporation for the period ended September 30, 2013.  As a "C" corporation, the Fund is subject to federal income taxes on any taxable income for that period.  Currently the maximum marginal federal tax rate for a corporation is 35%. The Fund’s marginal Federal tax rate is 25% and Nebraska tax rate is 6%.  The Fund had net taxable income for that period and consequently is subject to a tax liability.  The estimated tax liability for the Fund based on the taxable income for the period is approximately $13,117, including Nebraska tax, which the Adviser has agreed to pay on behalf of the Fund.  The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its net appreciated security positions in its tax

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

period immediately preceding re-election or it pays tax on realized "built in gains" over the succeeding ten year period.  The Fund intends to re-elect RIC status effective October 1, 2013. Furthermore, since the Fund’s portfolio is in a net depreciation position, it will not be required to mark its investments to market upon re-election. Since the Fund will re-elect RIC status, no provision for deferred tax liabilities is required in the financial statements.

Effective October 1, 2013, the Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), GL Capital Partners, LLC (the Adviser”) provides investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Adviser receives a base monthly fee calculated at an annual rate of 1% of the average daily net assets of the Fund (fulcrum fee) plus or minus a variable performance based advisory fee. The advisory fee will be equal to the fulcrum fee (i.e., there will be no performance adjustment) if the Fund performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the Fund’s benchmark, which is comprised of equal weights of the (1) Standard and Poor's 500 Index, (2) Barclays Capital U.S. Aggregate Bond Index and (3) BofA Merrill Lynch U. S. Treasury Bill Index over a performance period (the "Index").  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).  If the difference between the Fund’s performance and the investment record of the Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point. The maximum annualized performance adjustment rate is plus or minus 1.00% (which would result from a performance differential of 2.5 percentage points or more for the between the Funds performance and the investment record of the Index). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the results by the number of days in the year. During the first full 12 calendar months immediately following the effective date of the Fund’s registration statement (“Initial Period”), the adviser shall be entitled to receive only the fulcrum fee. The Adviser will be entitled

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

to receive a performance adjustment only after completion of the Initial Period. The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which advisory fee is later calculated.

For the period ended September 30, 2013, the Adviser earned advisory fees of $14,349.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), at least until April 30, 2014, so that the total annual operating expenses of the Fund do not exceed 1.75% of the average daily net assets.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of September 30, 2013, the Advisor waived and reimbursed fees of $171,465, all of which will expire September 30, 2016.

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS for these services are reported as “Payable to Affiliates” in the Statement of Assets and Liabilities.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily net assets.  During the period ended September 30, 2013, pursuant to the Plan, the Fund paid $3,587.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2013 amounted to $1,527,995 and $1,250,673, respectively.

5.           OPTION AND OPTIONS ON FUTURES CONTRACTS WRITTEN

The number of option and options on futures contracts written and the premiums received by the Fund during the period ended September 30, 2013, were as follows:

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options Written	3,110	873,862
Options Closed	(2,843)	(611,750)
Options Exercised	-	-
Options Expired	(56)	(1,660)
Outstanding at End of Period	211	$ 260,452

6.

INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2013, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Maturity	Par	Cost	Value	Annualized Rate	% of Net Assets
LAOH Capital LLC - Promissory Note	3/28/13	3/14/14	212,845	$212,845	$212,845	76.23%	6.15%
LAOH2 Capital LLC - Promissory Note	9/4/2013	6/4/14	275,000	$275,000	$275,000	29.56%	7.96%

* On July 12, 2013 three tranches of investment aggregated into one note with the equivalent value of the remainder due minus legal expenses incurred.

** LOAH note distributes interest on or about the 6th of the month on a monthly basis with balloon of principal due at maturity.  LAOH2 note distributes interest on or about the 14th of the month every other month with balloon of principal due at maturity.

LAOH Capital LLC and LAOH2 Capital LLC are domestic limited liability companies. The investments in the promissory notes of LAOH Capital LLC and LAOH2 Capital LLC are participations in factoring transactions which finance the accounts receivable from San Miguel Corporation (“San Miguel”), a company based in the Philippines and Southeast Asia's largest publicly listed food, beverage and packaging company, to various suppliers of San Miguel. The Adviser views San Miguel as the ultimate credit risk on these promissory notes.  The proceeds of the promissory notes pre-fund the suppliers that San Miguel uses to produce its end products and is paid back by the suppliers in-kind at an agreed upon interest rate and date.

In that San Miguel is an emerging markets company, the Fund is exposed to risk factors relative to investments in emerging market countries. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

7.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the period ended September 30, 2013, the Fund received $8,878 in redemption fees.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

8.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (the “Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2013 the percentage of the Fund’s net assets invested in the Fidelity Fund was 74.91%.

9.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficit)
$ 37,111	$ (85,015)	$ (47,904)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales and straddles and the mark-to-market on open Section 1256 contracts.

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassifications for the period ended September 30, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$ -	$ 2,166	$ (2,166)

10.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in these ASUs require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASUs are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

11.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On December 18, 2013, the Fund paid an ordinary income dividend of $0.1324 per share and a short-term capital gain dividend of $0.0120 per share to shareholders of record on December 17, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of GL Macro Performance Fund

and the Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities of GL Macro Performance Fund, a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Fund”), including the portfolio of investments, as of September 30, 2013, and the related statements of operations, changes in net assets, cash flows, and the financial highlights for the period December 28, 2012 (commencement of operations) through September 30, 2013.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian, brokers, and other appropriate parties.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GL Macro Performance Fund as of September 30, 2013, and the results of its operations, the changes in its net assets, its cash flows, and its financial highlights for the period December 28, 2012 (commencement of operation) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 21, 2014

GL Macro Performance Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year if Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Vincentini 1940	Trustee, Chairman	Since February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	18	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).
Mark H. Taylor*** 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	18

Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996 – 2008).	18	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (Law Firm, since 2008); Legal Consultant, Jensen Consulting (2004-2008).	18

Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007); Lifetime Achievement Fund, Inc. (since February 2012).

John V. Palancia 1954	Trustee	Since February 2012, Indefinite	Retired (since 2011); Formerly, Director of Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975 - 2011).	18	Alternative Strategies Fund (since June 2012); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Northern Lights Fund Trust (December 2011); Northern Lights Variable Trust (December 2011

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”) and Northern Lights Variable Trust, each separate trust in the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and one former Trustee.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.  The SEC charges were not against the Adviser or the Funds.

Officers of the Trust
Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).

James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary	Since February 2012, indefinite

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

William Kimme 1963	Chief Compliance Officer	Since February 2012, indefinite	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7930.

GL Macro Performance Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (Shareholder Servicing) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Macro Performance Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period (4/1/13 to 9/30/13)*
Actual	$1,000.00	$1,000.40	$12.69
Hypothetical (5% return before expenses)	$1,000.00	$1,012.38	$12.76

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 2.53%, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – GL Macro Performance Fund (Unaudited)*

In connection with a meeting held on October 2, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between GL Capital Partners, LLC (“GL” or the “Adviser”) and the Trust, on behalf of the GL Macro Performance Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of GL’s operations, quality of its compliance infrastructure, and the experience of its Fund management team. They agreed that the key professionals at GL possess impressive educational backgrounds and equally impressive financial industry experience. They discussed that the Adviser will provide services such as marketing, accounting, research and analysis, and a pre-trade review to ensure compliance with investment guidelines. The Board recognized that GL is a new firm; however, that its affiliate has experience managing a hedge fund.  The Trustees reviewed financial information provided by GL’s parent company.   The Board requested, and GL certified that its parent company would satisfy any financial obligation of GL if the need should arise.  The Board also considered that the Fund would allow the retail investor to gain access to an investment strategy that was otherwise available only to accredited investors.  They concluded that the adviser would be able to provide a level of service consistent with the Board’s expectations.

Performance.  Since the Fund is not yet operational, the Trustees considered the past performance of a hedge fund previously managed by the Adviser’s affiliate.  They viewed the performance of that hedge fund, which outperformed the S&P 500 over the approximate five years of its operation, as favorable.  The Board also noted that past performance is not always indicative of future results; however, the Board concluded that the adviser has the skill and experience to potentially deliver favorable performance.

Fees and Expenses.  The Board noted that GL has proposed a 1.00% advisory fee for the first 12 months of operations with the performance based fee, known as the “Fulcrum Fee”, set to commence after the initial 12 month period. The Board then discussed the proposed equally-weighted blended benchmark approach and the Trust’s President noted that once the benchmark is selected it cannot be changed. Counsel then explained the “null zone” and the incremental increase and/or decrease of the Fulcrum Fee.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group and Morningstar category averages, noting that, without a performance adjustment, the fees and expenses of the Fund are lower than both.  The Board then considered potential fee adjustments to be made to the Fund’s base fee based on performance.  The Trustees agreed that the twelve-month period over which performance would be computed was sufficient to provide a reasonable basis for evaluation of GL’s performance.  The Trustees further agreed that the method by which the Fulcrum Fee would be calculated under the Agreement, including the impact of the “null zone,” would ensure that any significant fee adjustments were attributable to GL’s success or lack thereof, rather than to random fluctuations.  The Board’s consensus was that the minimum and maximum performance adjustments under the Agreement would only be made for performance differences that can reasonably be considered meaningful and significant taking into account the Fund’s size, volatility, diversification and variability of performance.  After further consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was reasonable and not disproportionately large, and that the Fund’s advisory fee was acceptable in light of the quality of services GL would render to the Fund.  The Trustees concluded that GL’s advisory fee, as well as its overall expense ratio, was reasonable.

Economies of Scale.  The Board considered whether economies of scale will be realized with respect to the management of the Fund.  The Board noted that GL has a marketing plan to grow the fund and viewed the Fund’s Fulcrum fee of 0%-2% as a marketing advantage in helping it grow, which could lead to economies of scale.  The Trustees noted that GL had indicated a willingness to discuss economies of scale and break points in the future as assets grow.  After discussion, the Board’s consensus was that based on the anticipated size of the Fund during the initial term of the agreement, the absence of breakpoints was acceptable at this time.

Profitability.  The Board considered the anticipated profits to be realized by GL in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that the adviser does expect to be profitable during the first year of Fund operations.  The Trustees concluded that because of the expense limitation agreement and expected asset levels;, that they were satisfied that GL’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

INVESTMENT ADVISOR

GL Capital Partners, LLC

400 5th Ave, Suite 600

Waltham, MA 02451

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 – $13,500

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/24/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

2/24/14